Unaudited Interim Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	2,500,000,000	2,500,000,000
Ordinary shares, shares issued (in Shares)	3,426,715	2,439,321
Ordinary shares, shares outstanding (in Shares)	3,426,715	2,439,321